Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001805284
Registrant Name	Rocket Companies, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES